GENERAL (Narrative) (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
	Mar. 12, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of General Information [Abstract]
Number of ordinary shares offered	2,600,000
Proceeds sale of ordinary shares	$ 62,700	$ 0	$ 0	$ 62,686	$ 0